Property, Plant, and Equipment (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Abstract]
Depreciation and amortization	$ 670	$ 618	$ 577
Amounts in exess of the original cost of the regulated facilities within our gas pipeline businesses	825	865
Offsetting increase related to changes in timing and method of abandonment	$ 13	$ 39
Period of straight-line amortization method	40